Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Schedule of cost of investment property, plant and equipment
	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total
Balance to January 1, 2020	$1,291	$5,138	$28,926	$161	$141	$1,371	$37,028
Additions	20	323	525			83	951
Reclassifications		94	334			(428)
Conversion adjustments	5	(115)	(148)		3	(11)	(266)
Balance as of December 31, 2020	$1,316	$5,440	$29,637	$161	$144	$1,015	$37,713
Additions	119	14	569	1	5	358	1,066
Reclassifications
Conversion adjustments	(4)	(44)	(12)			303	243
Balance as of December 31, 2021	$1,431	$5,410	$30,194	$162	$149	$1,676	$39,022

Schedule of accumulated depreciation of property, plant and equipment
	Buildings	Machinery and equipment	Transportation equipment	Furniture, mixtures and computer equipment	Total
Balance as of January 1, 2020	1,082	$19,047	$85	$77	$20,291
Depreciation expense	152	1,283	2	4	1,441
Conversion effects	(21)	52	(1)	0	30
Balance as of December 31, 2020	1,213	$20,382	$86	$81	$21,762
Depreciation expense	46	1,127	2	0	1,175
Conversion effects	(9)	82	(2)	1	72
Balance as of December 31, 2021	$1,250	$21,591	$86	$82	$23,009

Schedule of net book value of property, plant and equipment
Net Book Value:	Land	Buildings	Machinery and Equipment	Transportation equipment	Furniture, mixtures and computer equipment	Constructions and machinery in-progress	Total
Balance as of December 31, 2019	$1,291	$4,056	$9,879	$76	$64	$1,371	$16,737

Balance as of December 31, 2020	$1,316	$4,227	$9,255	$75	$63	$1,015	$15,951

Balance as of December 31, 2021	$1,431	$4,160	$8,603	$76	$67	$1,676	$16,013